Income Taxes (Details) - Schedule of Net Operating Losses	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Tax expense at statutory rate	21.00%	21.00%
State income taxes, net of federal benefit	1.50%	1.50%
Permanent items	(11.80%)	(9.50%)
Federal business credits	(0.40%)	(0.60%)
Valuation allowance	(10.30%)	(4.10%)
Rate changes	0.00%	0.80%
Expiration of NOL carryovers	0.00%	(9.10%)
Effective income tax rate	0.00%	0.00%